RESTATEMENT OF PREVIOUSLY ISSUED/REPORTED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF RESTATEMENTS AND RECLASSIFICATIONS

The following table presents the effect of the restatements and reclassifications on the Company’s previously issued/reported balance sheet:

	As of March 31, 2022
	As Previously Reported	Adjustments	As Restated
Accrued expenses (including accrued interest)	68,319	28,535	96,854
Note payable	395,000	-	395,000

Additional paid-in capital	21,022,725	(19,826,046)	1,196,679

Accumulated deficit	(20,311,631)	19,797,511	(514,121)

The following table presents the effect of the restatements and reclassifications on the Company’s previously issued/reported statement of operations:

	As of March 31, 2022
	As Previously Reported	Adjustments	As Restated
Total Revenue	26,231	(26,231)	-
Gross Profit	26,231	(26,231)	-

Operating, general and administrative expense	73,176	155,986	229,162
Other income	20,000	(20,000)	-
Interest expense	(6,140)	6,140	-

Net loss	(33,085)	(196,077)	(229,162)

Net income per share, basic and diluted	$0.00	(0.01)	$(0.01)

BITECH TECHNOLOGIES CORPORATION

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the effect of the restatements on the Company’s previously issued/reported statement of shareholder deficit:

	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Accumulated Deficit	Total Shareholders’ Equity (Deficit)
Balance, December 31, 2021, as previously reported	20,240,882	$20,241	19,869,511	(20,278,547)	(388,795)

Corrections of errors			(18,603,952)	19,993,588	1,389,636
Balance, December 31, 2021, as restated	20,240,882	$20,241	$1,265,559	$(284,959)	$1,000,841

Balance, As of March 31, 2022, as previously reported	20,240,882	$20,241	$21,022,725	$(20,311,632	740,334

Corrections of errors			(19,826,046)	19,797,511	(28,535)
Balance, As of March 31, 2022, as restated	20,240,882	$20,241	$1,196,679	$(514,121)	711,799

The following table presents the effect of the restatements and reclassifications on the Company’s previously issued/reported statement of cash flows:

	As of March 31, 2022
	As Previously Reported	Adjustments	Reclassifications	As Restated
Cash flows from operating activities:
Net income	(33,085)	(196,077)		(229,162)

Changes in working capital assets and liabilities:
Accounts receivable	24,992	(27,263)		(2,271)
Accounts payable and accrued expenses	7,875	77,873		85,748
Accrued interest on notes payable
Note payable assumed in merger	-	395,000		395,000
Cash from acquisition of Bitech Mining Corporation	1,150,163	(1,150,163)		-
Recapitalization – payments to SPIN	-	(59,880)		(59,880)
Supplemental schedule of non-cash transactions: